Note 16 - Property, Plant and Equipment (Tables)	12 Months Ended
Dec. 31, 2019
Statement Line Items [Line Items]
Disclosure of detailed information about property, plant and equipment [text block]
	Land and Buildings (1)	Machinery and Equipment	Assets under Construction	Other	Total
Cost
At December 31, 2017	$134,398	$341,899	$21,949	$14,711	$512,957
Additions	9	4,411	28,669	621	33,710
Acquisition of Primero (Note 4)	40,404	70,064	7,169	5,178	122,815
Transfers and disposals	3,053	14,488	(22,114)	2,900	(1,673)
At December 31, 2018	$177,864	$430,862	$35,673	$23,410	$667,809
Additions	—	1,991	44,709	521	47,221
Transfers and disposals	20,548	23,802	(52,737)	507	(7,880)
At December 31, 2019	$198,412	$456,655	$27,645	$24,438	$707,150

Accumulated depreciation, amortization and impairment
At December 31, 2017	$(86,404)	$(223,353)	$—	$(11,148)	$(320,905)
Depreciation and amortization	(8,215)	(36,650)	—	(1,777)	(46,642)
Transfers and disposals	—	1,464	—	48	1,512
Impairment (Note 18)	(16,639)	(33,420)	—	(631)	(50,690)
At December 31, 2018	$(111,258)	$(291,959)	$—	$(13,508)	$(416,725)
Depreciation and amortization	(4,980)	(23,829)	—	(2,122)	(30,931)
Transfers and disposals	271	5,189	—	459	5,919
Impairment (Note 18)	(13,073)	(15,701)	—	—	(28,774)
At December 31, 2019	$(129,040)	$(326,300)	$—	$(15,171)	$(470,511)

Carrying values
At December 31, 2018	$66,606	$138,903	$35,673	$9,902	$251,084
At December 31, 2019	$69,372	$130,355	$27,645	$9,267	$236,639

Disclosure of detailed information about property plant and equipment allocated by mine explanatory [text block]
	San Dimas	Santa Elena	La Encantada	La Parrilla	Del Toro	San Martin	La Guitarra	Other	Total
Cost
At December 31, 2017	$—	$73,684	$124,198	$96,491	$117,201	$47,541	$28,115	$25,727	$512,957
Additions	5,750	3,066	8,812	2,564	3,016	2,375	1,296	6,831	33,710
Acquisition of Primero (Note 4)	122,815	—	—	—	—	—	—	—	122,815
Transfers and disposals	(802)	(79)	(864)	(9)	1,311	1,784	(2,648)	(366)	(1,673)
At December 31, 2018	$127,763	$76,671	$132,146	$99,046	$121,528	$51,700	$26,763	$32,192	$667,809
Additions	10,465	4,453	5,066	1,379	667	1,027	—	24,164	47,221
Transfers and disposals	(1,925)	9,638	90	(4,104)	(47)	(409)	(310)	(10,813)	(7,880)
At December 31, 2019	$136,303	$90,762	$137,302	$96,321	$122,148	$52,318	$26,453	$45,543	$707,150

Accumulated depreciation, amortization and impairment
At December 31, 2017	$—	$(28,898)	$(80,269)	$(52,984)	$(93,579)	$(27,789)	$(21,654)	$(15,732)	$(320,905)
Depreciation and amortization	(8,179)	(8,397)	(9,646)	(8,489)	(3,761)	(4,388)	(2,161)	(1,621)	(46,642)
Transfers and disposals	634	288	829	92	(804)	(1,150)	1,546	77	1,512
Impairment (Note 18)	—	—	—	(30,062)	(17,609)	—	(3,019)	—	(50,690)
At December 31, 2018	$(7,545)	$(37,007)	$(89,086)	$(91,443)	$(115,753)	$(33,327)	$(25,288)	$(17,276)	$(416,725)
Depreciation and amortization	(12,355)	(6,989)	(5,278)	(561)	(458)	(3,359)	—	(1,931)	(30,931)
Transfers and disposals	153	1,021	572	3,406	65	411	117	174	5,919
Impairment (Note 18)	—	—	(28,774)	—	—	—	—	—	(28,774)
At December 31, 2019	$(19,747)	$(42,975)	$(122,566)	$(88,598)	$(116,146)	$(36,275)	$(25,171)	$(19,033)	$(470,511)

Carrying values
At December 31, 2018	$120,218	$39,664	$43,060	$7,603	$5,775	$18,373	$1,475	$14,916	$251,084
At December 31, 2019	$116,556	$47,787	$14,736	$7,723	$6,002	$16,043	$1,282	$26,510	$236,639